Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2022
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2022, in 2021 and 2020, Eni did not report any non-recurring events and operations.